Restructuring and Related Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Charges [Abstract]
Schedule of Restructuring Liability by Type of Cost

The following details the changes in the Company’s restructuring liability for the years ended December 31, 2017, 2018, and 2019 (in thousands):

	Lease and Related	Severance and Other Employee
	Costs, Net	Separation Costs	Total
Balance at December 31, 2016	$11,985	$—	$11,985
Restructuring and other charges(1)	—	3,414	3,414
Payments	(3,623)	(3,414)	(7,037)
Adjustments(2)	419	—	419
Balance at December 31, 2017	8,781	—	8,781
Restructuring and other charges(1)	—	16,319	16,319
Payments	(2,684)	(1,972)	(4,656)
Adjustments(2)	443	—	443
Balance at December 31, 2018(3)	6,540	14,347	20,887
Restructuring and other charges(1)	—	3,920	3,920
Payments	—	(9,984)	(9,984)
Adjustments(2)	(6,540)	—	(6,540)
Balance at December 31, 2019(3)	$—	$8,283	$8,283
(1)	Restructuring and other charges were $3.4 million, $16.3 million, and $3.9 million for the years ended December 31, 2017, 2018, and 2019, respectively. Restructuring and other charges are included in Merger and integration costs on the consolidated statements of income.
(2)	For the years ended December 31, 2017 and 2018, adjustments include accretion of interest on lease costs, partially offset by changes in the timing and expected income from subleases. For the year ended December 31, 2019, adjustments represent the impact of adopting ASC 842 on January 1, 2019. In accordance with ASC 842, the lease related restructuring liability balance as of December 31, 2018 was netted against the initial ROU lease asset recognized upon adoption. Asset retirement obligations related to these restructured properties are also included in the adjustments amount.
(3)	The current portion of restructuring liabilities was $9.8 million and $6.4 million as of December 31, 2018 and December 31, 2019, respectively, which are included in accounts payable and accrued expenses. The long-term portion is included in other long-term liabilities.